Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets
Accrued pension and severance costs	¥ 184,215	¥ 179,159
Accrued expenses and liabilities for quality assurances	573,246	523,473
Other accrued employees' compensation	126,366	126,721
Operating loss carryforwards for tax purposes	259,896	164,070
Tax credit carryforwards	42,059	51,046
Property, plant and equipment and other assets	220,226	213,799
Other	288,012	307,443
Gross deferred tax assets	1,694,020	1,565,711
Less - Valuation allowance	(169,811)	(189,894)	¥ (284,835)	¥ (309,268)
Total deferred tax assets	1,524,209	1,375,817
Deferred tax liabilities
Unrealized gains on securities, net	(810,192)	(608,428)
Undistributed earnings of foreign subsidiaries	(27,692)	(37,556)
Undistributed earnings of affiliated companies accounted for by the equity method	(686,692)	(663,249)
Basis difference of acquired assets	(31,946)	(35,261)
Lease transactions	(1,162,540)	(828,911)
Other	(21,597)	(39,286)
Gross deferred tax liabilities	(2,740,659)	(2,212,691)
Net deferred tax liability	(1,216,450)	(836,874)
Deferred tax assets
Deferred income taxes (Current assets)	978,179	866,386
Investments and other assets - Other	132,548	133,537
Deferred tax liabilities
Other current liabilities	(28,708)	(24,951)
Deferred income taxes (Long-term liabilities)	(2,298,469)	(1,811,846)
Net deferred tax liability	¥ (1,216,450)	¥ (836,874)